Stockholders' Deficit - Schedule of Common Stock Reserved for Future Issuance (Details) - shares	Mar. 31, 2024	Dec. 31, 2023
Class Of Stock [Line Items]
Common stock reserved for future issuance	46,384,295	14,138,960
Common stock warrants
Class Of Stock [Line Items]
Common stock reserved for future issuance	23,889,364
Potential shares from Pre-Paid Advance
Class Of Stock [Line Items]
Common stock reserved for future issuance	10,142,530
Merger earnout consideration shares
Class Of Stock [Line Items]
Common stock reserved for future issuance	9,000,000
Options available under the 2024 Incentive Plan
Class Of Stock [Line Items]
Common stock reserved for future issuance	2,358,093
Potential shares from Cable Car Loan
Class Of Stock [Line Items]
Common stock reserved for future issuance	750,000
Potential shares from convertible notes
Class Of Stock [Line Items]
Common stock reserved for future issuance	244,308
Common Stock [Member] | Common stock warrants
Class Of Stock [Line Items]
Common stock reserved for future issuance		1,231,484
Common Stock [Member] | Options outstanding
Class Of Stock [Line Items]
Common stock reserved for future issuance		3,646,922
Common Stock [Member] | Options available under the Plan
Class Of Stock [Line Items]
Common stock reserved for future issuance		3,353,078
Common Stock [Member] | Potential shares from convertible notes
Class Of Stock [Line Items]
Common stock reserved for future issuance		2,073,554
Common Stock [Member] | Subscription agreements
Class Of Stock [Line Items]
Common stock reserved for future issuance		3,833,912